Note 4 - Discontinued Operations and Assets Held for Sale (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Biomass Project [Member]	Dec. 31, 2012 Biomass Project [Member]	Dec. 31, 2013 Biomass Project [Member]	Sep. 29, 2012 Biomass Project [Member]	Dec. 31, 2013 Biomass Project [Member] ML Energy Park, LLC [Member]	Mar. 31, 2014 Biomass Project [Member] ML Energy Park, LLC [Member]	Feb. 19, 2014 Biomass Project [Member] ML Energy Park, LLC [Member]	Oct. 11, 2012 GreenHunter Wind Energy, LLC [Member]	Dec. 31, 2013 South Texas and Oklahoma [Member]	Mar. 31, 2014 Oklahoma [Member]	Dec. 31, 2013 Oklahoma [Member]	Dec. 31, 2013 South Texas [Member]
Note 4 - Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Proceeds from Divestiture of Businesses												$ 2,900,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			(7,445,397)	2,835,821								2,900,000
Number of Geographical Areas			2										2
Number of Water Disposal Wells			3											3	3
Number of Operating Wells			3											1		3
Property, Plant, and Equipment, Salvage Value						2,000,000
Assets of Disposal Group, Including Discontinued Operation								17,900,000
Impairment of Long-Lived Assets to be Disposed of		1,911,917			12,900,000	3,000,000	0
Non Refundable Fees Related to Purchase of Property	25,000								25,000
Sale Agreement Price											2,000,000
Earnest Money Deposits											50,000
Non-Refundable Payment Received										$ 125,000	$ 50,000